Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	€ 5,399	€ 2,924
Assets in the course of construction	1,750	1,348
Subtotal	7,149	4,272
Intangible assets	2,810	908
Other financial assets	135	34
Derivatives	9
Lease receivable	13
Investments accounted for using the equity method	77
Prepayments	28	2
Income tax receivable	155
Trade and other receivables	91	107
Deferred customer contract costs	19	1
Deferred tax assets	644	701
Total non-current assets	11,130	6,025
Current assets
Inventories	196	49
Trade and other receivables	770	649
Deferred customer contract costs	8	2
Other financial assets	9
Prepayments	117	58
Income tax receivable	65	23
Cash and cash equivalents	1,075	3,521
Total current assets	2,240	4,302
Total assets	13,370	10,327
Equity
Attributable to the owners of the parent	2,623	3,423
Non-controlling interests	91	69
Total equity	2,714	3,492
Non-current liabilities
Borrowings	5,507	4,247
Provisions	46	3
Deferred income	522	338
Deferred tax liabilities	455	212
Other long-term liabilities	35	41
Contingent value rights	749
Employee benefit obligations	48	14
Lease liabilities	559	32
Fixed assets suppliers	164	426
Total non-current liabilities	8,085	5,313
Current liabilities
Borrowings	798	273
Provisions	64	128
Deferred income	303	225
Trade and other payables	1,032	678
Employee benefit obligations	1
Lease liabilities	76	19
Fixed assets suppliers	279	184
Income tax liabilities	18	15
Total current liabilities	2,571	1,522
Total liabilities	10,656	6,835
Total equity and liabilities	€ 13,370	€ 10,327